UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number:	811-04547

Exact name of registrant as specified in charter:	Voyageur Mutual Funds III

Address of principal executive offices:	610 Market Street Philadelphia, PA 19106

Name and address of agent for service:	David F. Connor, Esq. 610 Market Street Philadelphia, PA 19106

Registrant’s telephone number, including area code:	(800) 523-1918

Date of fiscal year end:	October 31

Date of reporting period:	April 30, 2024

Item 1. Reports to Stockholders

Semiannual report

US equity mutual fund

Delaware Select Growth Fund

April 30, 2024

Carefully consider a Fund’s investment objectives, risk factors, charges, and expenses before investing. This and other information can be found in a Fund’s prospectus and its summary prospectus, which may be obtained by visiting delawarefunds.com/literature or calling 800 523-1918. Investors should read the prospectus and the summary prospectus carefully before investing.

You can obtain shareholder reports and prospectuses online instead of in the mail.

Visit delawarefunds.com/edelivery.

Experience Delaware Funds by Macquarie®

Macquarie Asset Management (MAM) is a global asset manager that aims to deliver positive impact for everyone. MAM’s public markets businesses trace their roots to 1929 and partner with institutional and individual clients to deliver specialist active investment capabilities across global equities, fixed income, and multi-asset solutions using a conviction-based, long-term approach to investing. In the US, retail investors recognize our Delaware Funds by Macquarie family of funds as one of the oldest mutual fund families.

If you are interested in learning more about creating an investment plan, contact your financial advisor.

You can learn more about Delaware Funds or obtain a prospectus for the Delaware Funds at delawarefunds.com/literature.

Manage your account online

●	Check your account balance and transactions
●	View statements and tax forms
●	Make purchases and redemptions

Visit delawarefunds.com/account-access.

Macquarie Asset Management (MAM) is the asset management division of Macquarie Group. MAM is an integrated asset manager across public and private markets offering a diverse range of capabilities, including real assets, real estate, credit, equities, and multi-asset solutions.

The Delaware Funds are advised by Delaware Management Company, a series of Macquarie Investment Management Business Trust (MIMBT), a US registered investment adviser, and distributed by Delaware Distributors, L.P. (DDLP), an affiliate of MIMBT and Macquarie Group Limited.

Other than Macquarie Bank Limited ABN 46 008 583 542 (“Macquarie Bank”), any Macquarie Group entity noted in this document is not an authorized deposit-taking institution for the purposes of the Banking Act 1959 (Commonwealth of Australia). The obligations of these other Macquarie Group entities do not represent deposits or other liabilities of Macquarie Bank. Macquarie Bank does not guarantee or otherwise provide assurance in respect of the obligations of these other Macquarie Group entities. In addition, if this document relates to an investment, (a) the investor is subject to investment risk including possible delays in repayment and loss of income and principal invested and (b) none of Macquarie Bank or any other Macquarie Group entity guarantees any particular rate of return on or the performance of the investment, nor do they guarantee repayment of capital in respect of the investment.

A Fund is governed by US laws and regulations.

This semiannual report is for the information of the Delaware Select Growth Fund shareholders.

Unless otherwise noted, views expressed herein are current as of April 30, 2024, and subject to change for events occurring after such date. These views are not intended to be investment advice, to forecast future events, or to guarantee future results.

The Fund is not FDIC insured and is not guaranteed. It is possible to lose the principal amount invested.

All third-party marks cited are the property of their respective owners.

© 2024 Macquarie Management Holdings, Inc.

Disclosure of Fund expenses

For the six-month period from November 1, 2023 to April 30, 2024 (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period from November 1, 2023 to April 30, 2024.

Actual expenses

The first section of the table shown, “Actual Fund return,” provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The second section of the table shown, “Hypothetical 5% return,” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. The Fund’s expenses shown in the table reflect fee waivers in effect and assume reinvestment of all dividends and distributions.

1

Disclosure of Fund expenses

For the six-month period from November 1, 2023 to April 30, 2024 (Unaudited)

Delaware Select Growth Fund

Expense analysis of an investment of $1,000

	Beginning Account Value 11/1/23	Ending Account Value 4/30/24	Annualized Expense Ratio	Expenses Paid During Period 11/1/23 to 4/30/24*
Actual Fund return†
Class A	$1,000.00	$1,192.90	1.15%	$6.27
Class C	1,000.00	1,189.40	1.90%	10.34
Class R	1,000.00	1,191.40	1.40%	7.63
Institutional Class	1,000.00	1,194.50	0.90%	4.91
Hypothetical 5% return (5% return before expenses)
Class A	$1,000.00	$1,019.14	1.15%	$5.77
Class C	1,000.00	1,015.42	1.90%	9.52
Class R	1,000.00	1,017.90	1.40%	7.02
Institutional Class	1,000.00	1,020.39	0.90%	4.52

*“Expenses Paid During Period” are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

† Because actual returns reflect only the most recent six-month period, the returns shown may differ significantly from fiscal year returns.

2

Security type / sector allocations and top 10 equity holdings

Delaware Select Growth Fund	As of April 30, 2024 (Unaudited)

Sector designations may be different from the sector designations presented in other Fund materials. The sector designations may represent the investment manager’s internal sector classifications, which may result in the sector designations for one fund being different from another fund’s sector designations.

Security type / sector	Percentage of net assets
Common Stocks	99.35%
Communication Services	9.34%
Consumer Discretionary	11.22%
Consumer Staples	2.49%
Financials	11.20%
Healthcare	11.78%
Industrials	8.11%
Information Technology*	41.66%
Real Estate	3.55%
Total Value of Securities	99.35%
Receivables and Other Assets Net of Liabilities	0.65%
Total Net Assets	100.00%

*To monitor compliance with the Fund’s concentration guidelines as described in the Fund’s Prospectus and Statement of Additional Information, the Information Technology sector (as disclosed herein for financial reporting purposes) is subdivided into a variety of “industries” (in accordance with the requirements of the Investment Company Act of 1940, as amended). The Information Technology sector consisted of Computers, Internet, Semiconductors, Software, and Telecommunications. As of April 30, 2024, such amounts, as a percentage of total net assets were 5.78%, 3.02%, 8.94%, 20.27%, and 3.65%, respectively. The percentage in any such single industry will comply with the Fund’s concentration policy even if the percentage in the Information Technology sector for financial reporting purposes may exceed 25%.

Top 10 equity holdings are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Top 10 equity holdings	Percentage of net assets
Microsoft	12.30%
NVIDIA	8.14%
Alphabet Class A	6.43%
Apple	5.78%
Amazon.com	5.53%
Visa Class A	4.89%
UnitedHealth Group	3.92%
Motorola Solutions	3.65%
CoStar Group	3.55%
Intuit	3.46%
3

Schedule of investments

Delaware Select Growth Fund	April 30, 2024 (Unaudited)
	Number of shares	Value (US $)
Common Stocks — 99.35% ♦
Communication Services — 9.34%
Alphabet Class A †	80,613	$13,122,184
Alphabet Class C †	12,757	2,100,312
Electronic Arts	30,184	3,827,935
		19,050,431
Consumer Discretionary — 11.22%
Amazon.com †	64,423	11,274,025
Booking Holdings	622	2,147,163
Ferrari	9,117	3,789,937
Home Depot	3,281	1,096,576
LVMH Moet Hennessy Louis Vuitton ADR	22,284	3,657,918
NIKE Class B	9,854	909,130
		22,874,749
Consumer Staples — 2.49%
Coca-Cola	82,211	5,078,173
		5,078,173
Financials — 11.20%
Intercontinental Exchange	46,508	5,988,370
Mastercard Class A	4,435	2,001,072
S&P Global	11,730	4,877,686
Visa Class A	37,142	9,976,713
		22,843,841
Healthcare — 11.78%
Cooper	31,273	2,785,174
Danaher	23,930	5,901,617
Intuitive Surgical †	9,468	3,509,030
UnitedHealth Group	16,549	8,004,751
Veeva Systems Class A †	10,477	2,080,313
Zoetis	10,926	1,739,856
		24,020,741
Industrials — 8.11%
Broadridge Financial Solutions	17,838	3,450,048
Equifax	18,805	4,140,673
JB Hunt Transport Services	10,664	1,733,647
TransUnion	12,211	891,403
Verisk Analytics	7,239	1,577,812
Waste Connections	29,359	4,758,800
		16,552,383
4

	Number of shares	Value (US $)
Common Stocks ♦ (continued)
Information Technology — 41.66%
Adobe †	3,629	$1,679,610
Apple	69,162	11,780,364
Autodesk †	12,077	2,570,589
Intuit	11,287	7,061,373
Microsoft	64,433	25,085,700
Motorola Solutions	21,972	7,451,804
NVIDIA	19,217	16,603,872
Salesforce	18,350	4,935,049
Taiwan Semiconductor Manufacturing ADR	11,863	1,629,264
VeriSign †	36,349	6,160,429
		84,958,054
Real Estate — 3.55%
CoStar Group †	79,104	7,240,389
		7,240,389
Total Common Stocks (cost $164,427,958)		202,618,761
Total Value of Securities—99.35% (cost $164,427,958)		$202,618,761
♦	Narrow industries are utilized for compliance purposes for concentration whereas broad sectors are used for financial reporting.
†	Non-income producing security.

Summary of abbreviations:

ADR – American Depositary Receipt

S&P – Standard & Poor’s Financial Services LLC

See accompanying notes, which are an integral part of the financial statements.

5

Statement of assets and liabilities

Delaware Select Growth Fund	April 30, 2024 (Unaudited)
Assets:
Investments, at value*	$202,618,761
Cash	1,076,898
Receivable for securities sold	623,828
Receivable for fund shares sold	154,100
Dividends receivable	55,886
Prepaid expenses	27,036
Foreign tax reclaims receivable	16,366
Other assets	2,450
Total Assets	204,575,325
Liabilities:
Payable for fund shares redeemed	330,011
Other accrued expenses	139,893
Investment management fees payable to affiliates	105,555
Distribution fees payable to affiliates	39,525
Administration expenses payable to affiliates	13,526
Total Liabilities	628,510
Total Net Assets	$203,946,815

Net Assets Consist of:
Paid-in capital	$218,425,818
Total distributable earnings (loss)	(14,479,003)
Total Net Assets	$203,946,815
6

Net Asset Value

Class A:
Net assets	$175,681,125
Shares of beneficial interest outstanding, unlimited authorization, no par	6,877,628
Net asset value per share	$25.54
Sales charge	5.75%
Offering price per share, equal to net asset value per share / (1 - sales charge)	$27.10

Class C:
Net assets	$2,598,578
Shares of beneficial interest outstanding, unlimited authorization, no par	257,127
Net asset value per share	$10.11

Class R:
Net assets	$738,414
Shares of beneficial interest outstanding, unlimited authorization, no par	33,406
Net asset value per share	$22.10

Institutional Class:
Net assets	$24,928,698
Shares of beneficial interest outstanding, unlimited authorization, no par	816,548
Net asset value per share	$30.53

*Investments, at cost	$164,427,958

See accompanying notes, which are an integral part of the financial statements.

7

Statement of operations

Delaware Select Growth Fund	Six months ended April 30, 2024 (Unaudited)
Investment Income:
Dividends	$703,700
Foreign tax withheld	(16,326)
687,374

Expenses:
Management fees	777,932
Distribution expenses — Class A	223,088
Distribution expenses — Class C	13,536
Distribution expenses — Class R	1,943
Dividend disbursing and transfer agent fees and expenses	112,198
Registration fees	52,705
Reports and statements to shareholders expenses	33,936
Accounting and administration expenses	32,475
Legal fees	27,517
Audit and tax fees	17,446
Trustees’ fees and expenses	5,252
Custodian fees	3,149
Other	18,443
1,319,620
Less expenses waived	(150,745)
Less expenses paid indirectly	(440)
Total operating expenses	1,168,435
Net Investment Income (Loss)	(481,061)

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on investments	4,876,544

Net change in unrealized appreciation (depreciation) on:
Investments	30,842,710
Foreign currencies	124
Net change in unrealized appreciation (depreciation)	30,842,834
Net Realized and Unrealized Gain (Loss)	35,719,378
Net Increase (Decrease) in Net Assets Resulting from Operations	$35,238,317

See accompanying notes, which are an integral part of the financial statements.

8

Statements of changes in net assets

Delaware Select Growth Fund

	Six months ended 4/30/24 (Unaudited)	Year ended 10/31/23
Increase (Decrease) in Net Assets from Operations:
Net investment income (loss)	$(481,061)	$(1,394,856)
Net realized gain (loss)	4,876,544	(28,199,954)
Net change in unrealized appreciation (depreciation)	30,842,834	46,950,238
Net increase (decrease) in net assets resulting from operations	35,238,317	17,355,428

Capital Share Transactions (See Note 4):
Proceeds from shares sold:
Class A	4,283,227	20,507,395
Class C	558,583	285,790
Class R	37,946	81,034
Institutional Class	1,989,670	7,663,607
	6,869,426	28,537,826
Cost of shares redeemed:
Class A	(15,632,191)	(31,062,881)
Class C	(458,786)	(790,881)
Class R	(146,141)	(429,405)
Institutional Class	(3,951,420)	(12,558,526)
	(20,188,538)	(44,841,693)
Decrease in net assets derived from capital share transactions	(13,319,112)	(16,303,867)
Net Increase in Net Assets	21,919,205	1,051,561

Net Assets:
Beginning of period	182,027,610	180,976,049
End of period	$203,946,815	$182,027,610

See accompanying notes, which are an integral part of the financial statements.

9

Financial highlights

Delaware Select Growth Fund Class A

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment loss[2]
Net realized and unrealized gain (loss)
Total from investment operations
Less dividends and distributions from:
Net realized gain
Return of capital
Total dividends and distributions
Net asset value, end of period

Total return[4]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment loss to average net assets
Ratio of net investment loss to average net assets prior to fees waived
Portfolio turnover
[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	Amount includes a non-recurring payment for litigation proceeds, which represents a class action settlement received by the Fund. The litigation proceeds impact the realized and unrealized gain (loss) per share by $0.19 and total return by 0.98%.
[4]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge.
[5]	Total return during the period presented reflects waivers by the manager and/or distributor (as applicable). Performance would have been lower had the waivers not been in effect.
[6]	The Fund’s portfolio turnover rate increased substantially during the years ended October 31, 2023 and 2020 due to a change in the Fund’s portfolio managers and associated repositioning.

See accompanying notes, which are an integral part of the financial statements.

10

Six months ended 4/30/24[1]	Year ended
(Unaudited)	10/31/23	10/31/22	10/31/21	10/31/20	10/31/19
$21.41	$19.48	$41.41	$31.03	$33.70	$39.74

(0.06)	(0.16)	(0.30)	(0.42)	(0.26)	(0.16)
4.19	2.09 [3]	(19.35)	11.20	9.64	3.75
4.13	1.93	(19.65)	10.78	9.38	3.59

—	—	(2.13)	(0.40)	(12.05)	(9.63)
—	—	(0.15)	—	—	—
—	—	(2.28)	(0.40)	(12.05)	(9.63)
$25.54	$21.41	$19.48	$41.41	$31.03	$33.70

19.29%[5]	9.91%[3,5]	(50.11)%[5]	34.92%	27.51%	11.42%[5]

$175,681	$156,745	$152,321	$325,157	$256,348	$231,410
1.15%	1.15%	1.18%	1.20%	1.24%	1.25%
1.29%	1.25%	1.26%	1.20%	1.24%	1.25%
(0.48)%	(0.77)%	(1.13)%	(1.09)%	(0.76)%	(0.48)%
(0.62)%	(0.87)%	(1.21)%	(1.09)%	(0.76)%	(0.48)%
3%	104%[6]	87%	32%	134%[6]	48%
11

Financial highlights

Delaware Select Growth Fund Class C

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment loss[2]
Net realized and unrealized gain (loss)
Total from investment operations
Less dividends and distributions from:
Net realized gain
Return of capital
Total dividends and distributions
Net asset value, end of period

Total return[4]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment loss to average net assets
Ratio of net investment loss to average net assets prior to fees waived
Portfolio turnover
[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	Amount includes a non-recurring payment for litigation proceeds, which represents a class action settlement received by the Fund. The litigation proceeds impact the realized and unrealized gain (loss) per share by $0.08 and total return by 1.03%.
[4]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge.
[5]	Total return during the period presented reflects waivers by the manager and/or distributor (as applicable). Performance would have been lower had the waivers not been in effect.
[6]	The Fund’s portfolio turnover rate increased substantially during the years ended October 31, 2023 and 2020 due to a change in the Fund’s portfolio managers and associated repositioning.

See accompanying notes, which are an integral part of the financial statements.

12

Six months ended 4/30/24[1]	Year ended
(Unaudited)	10/31/23	10/31/22	10/31/21	10/31/20	10/31/19
$8.50	$7.79	$18.10	$13.86	$20.37	$27.92

(0.06)	(0.12)	(0.20)	(0.31)	(0.29)	(0.25)
1.67	0.83 [3]	(7.92)	4.95	5.83	2.33
1.61	0.71	(8.12)	4.64	5.54	2.08

—	—	(2.13)	(0.40)	(12.05)	(9.63)
—	—	(0.06)	—	—	—
—	—	(2.19)	(0.40)	(12.05)	(9.63)
$10.11	$8.50	$7.79	$18.10	$13.86	$20.37

18.94%[5]	9.12%[3,5]	(50.50)%[5]	33.86%	26.55%	10.61%[5]

$2,599	$2,070	$2,378	$5,607	$7,086	$9,578
1.90%	1.90%	1.93%	1.95%	1.99%	2.00%
2.04%	2.00%	2.01%	1.95%	1.99%	2.00%
(1.23)%	(1.52)%	(1.88)%	(1.84)%	(1.51)%	(1.23)%
(1.37)%	(1.62)%	(1.96)%	(1.84)%	(1.51)%	(1.23)%
3%	104%[6]	87%	32%	134%[6]	48%
13

Financial highlights

Delaware Select Growth Fund Class R

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment loss[2]
Net realized and unrealized gain (loss)
Total from investment operations
Less dividends and distributions from:
Net realized gain
Return of capital
Total dividends and distributions
Net asset value, end of period

Total return[4]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment loss to average net assets
Ratio of net investment loss to average net assets prior to fees waived
Portfolio turnover
[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	Amount includes a non-recurring payment for litigation proceeds, which represents a class action settlement received by the Fund. The litigation proceeds impact the realized and unrealized gain (loss) per share by $0.16 and total return by 0.95%.
[4]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value.
[5]	Total return during the period presented reflects waivers by the manager and/or distributor (as applicable). Performance would have been lower had the waivers not been in effect.
[6]	The Fund’s portfolio turnover rate increased substantially during the years ended October 31, 2023 and 2020 due to a change in the Fund’s portfolio managers and associated repositioning.

See accompanying notes, which are an integral part of the financial statements.

14

Six months ended 4/30/24[1]	Year ended
(Unaudited)	10/31/23	10/31/22	10/31/21	10/31/20	10/31/19
$18.55	$16.92	$36.37	$27.36	$30.90	$37.29

(0.08)	(0.18)	(0.33)	(0.45)	(0.32)	(0.22)
3.63	1.81 [3]	(16.86)	9.86	8.83	3.46
3.55	1.63	(17.19)	9.41	8.51	3.24

—	—	(2.13)	(0.40)	(12.05)	(9.63)
—	—	(0.13)	—	—	—
—	—	(2.26)	(0.40)	(12.05)	(9.63)
$22.10	$18.55	$16.92	$36.37	$27.36	$30.90

19.14%[5]	9.63%[3,5]	(50.25)%[5]	34.59%	27.15%	11.17%[5]

$738	$709	$974	$3,343	$2,447	$2,882
1.40%	1.40%	1.43%	1.45%	1.49%	1.50%
1.54%	1.50%	1.51%	1.45%	1.49%	1.50%
(0.73)%	(1.02)%	(1.38)%	(1.34)%	(1.01)%	(0.73)%
(0.87)%	(1.12)%	(1.46)%	(1.34)%	(1.01)%	(0.73)%
3%	104%[6]	87%	32%	134%[6]	48%
15

Financial highlights

Delaware Select Growth Fund Institutional Class

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment loss[2]
Net realized and unrealized gain (loss)
Total from investment operations
Less dividends and distributions from:
Net realized gain
Return of capital
Total dividends and distributions
Net asset value, end of period

Total return[4]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment loss to average net assets
Ratio of net investment loss to average net assets prior to fees waived
Portfolio turnover
[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	Amount includes a non-recurring payment for litigation proceeds, which represents a class action settlement received by the Fund. The litigation proceeds impact the realized and unrealized gain (loss) per share by $0.23 and total return by 0.99%.
[4]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value.
[5]	Total return during the period presented reflects waivers by the manager. Performance would have been lower had the waivers not been in effect.
[6]	The Fund’s portfolio turnover rate increased substantially during the years ended October 31, 2023 and 2020 due to a change in the Fund’s portfolio managers and associated repositioning.

See accompanying notes, which are an integral part of the financial statements.

16

Six months ended 4/30/24[1]	Year ended
(Unaudited)	10/31/23	10/31/22	10/31/21	10/31/20	10/31/19
$25.56	$23.20	$48.74	$36.37	$37.81	$43.34

(0.03)	(0.13)	(0.28)	(0.38)	(0.20)	(0.08)
5.00	2.49 [3]	(22.96)	13.15	10.81	4.18
4.97	2.36	(23.24)	12.77	10.61	4.10

—	—	(2.13)	(0.40)	(12.05)	(9.63)
—	—	(0.17)	—	—	—
—	—	(2.30)	(0.40)	(12.05)	(9.63)
$30.53	$25.56	$23.20	$48.74	$36.37	$37.81

19.45%[5]	10.17%[3,5]	(49.98)%[5]	35.27%	27.78%	11.71%[5]

$24,929	$22,504	$25,303	$62,231	$47,954	$45,718
0.90%	0.90%	0.93%	0.95%	0.99%	1.00%
1.04%	1.00%	1.01%	0.95%	0.99%	1.00%
(0.23)%	(0.52)%	(0.88)%	(0.84)%	(0.51)%	(0.23)%
(0.37)%	(0.62)%	(0.96)%	(0.84)%	(0.51)%	(0.23)%
3%	104%[6]	87%	32%	134%[6]	48%
17

Notes to financial statements

Delaware Select Growth Fund	April 30, 2024 (Unaudited)

Voyageur Mutual Funds III (Trust) is organized as a Delaware statutory trust and offers one fund: Delaware Select Growth Fund (Fund). The Trust is an open-end investment company. The Fund is considered diversified under the Investment Company Act of 1940, as amended (1940 Act), and offers Class A, Class C, Class R, and Institutional Class shares. Class A shares are sold with a maximum front-end sales charge of 5.75%. There is no front-end sales charge when you purchase $1 million or more of Class A shares. However, if Delaware Distributors, L.P. (DDLP) paid your financial intermediary a commission on your purchase of $1 million or more of Class A shares, you will have to pay a limited contingent deferred sales charge (Limited CDSC) of 1.00% if you redeem these shares within the first 18 months after your purchase, unless a specific waiver of the Limited CDSC applies. Class C shares have no upfront sales charge, but are sold with a contingent deferred sales charge (CDSC) of 1.00%, which will be incurred if redeemed during the first 12 months. Class R and Institutional Class shares are not subject to a sales charge and are offered for sale exclusively to certain eligible investors.

1. Significant Accounting Policies

The Fund follows accounting and reporting guidance under Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services — Investment Companies. The following accounting policies are in accordance with US generally accepted accounting principles (US GAAP) and are consistently followed by the Fund.

Security Valuation — Equity securities and exchange-traded funds (ETFs), except those traded on the Nasdaq Stock Market LLC (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Equity securities and ETFs traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If, on a particular day, an equity security or ETF does not trade, the mean between the bid and the ask prices will be used, which approximates fair value. Equity securities listed on a foreign exchange are normally valued at the last quoted sales price on the valuation date. Investments for which market quotations are not readily available are valued at fair value as determined in good faith pursuant to Rule 2a-5 under the Investment Company Act of 1940 (Rule 2a-5). As a general principle, the fair value of a security or other asset is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Pursuant to Rule 2a-5, the Board of Trustees (Board) has designated DMC as the valuation designee (Valuation Designee) for each fund to perform the fair value determination relating to all applicable Fund investments. DMC has established a Pricing Committee to assist with its designated responsibilities as Valuation Designee, and DMC may carry out its designated responsibilities as Valuation Designee through the Pricing Committee and other teams and committees, which operate under policies and procedures approved by the Board and subject to the Board’s oversight. Fair value pricing may be used more frequently for securities traded primarily in non-US markets. The Fund may use fair value pricing relatively frequently for securities traded primarily in non-US markets. If a foreign (non-US) equity security’s value has materially changed after the close of the security’s primary exchange or principal market but

18

before the close of the NYSE, the security may be valued at fair value. With respect to foreign (non-US) equity securities, the Fund may determine the fair value of investments based on information provided by Pricing Sources and other third-party vendors, which may recommend fair value or adjustments with reference to other securities, indexes or assets. In considering whether fair valuation is required and in determining fair values, the Valuation Designee may, among other things, consider significant events (which may be considered to include changes in the value of US securities or securities indexes) that occur after the close of the relevant market and before the close of the NYSE. The Valuation Designee may utilize modeling tools provided by third-party vendors to determine fair values of non-US securities.

Federal and Foreign Income Taxes — No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the “more-likely-than-not” threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions taken or expected to be taken on the Fund’s federal income tax returns through the six months ended April 30, 2024, and for all open tax years (years ended October 31, 2020–October 31, 2023), and has concluded that no provision for federal income tax is required in the Fund’s financial statements. In regard to foreign taxes only, the Fund has open tax years in certain foreign countries in which it invests that may date back to the inception of the Fund. If applicable, the Fund recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in “Other” on the “Statement of operations.” During the six months ended April 30, 2024, the Fund did not incur any interest or tax penalties.

Class Accounting — Investment income, common expenses, and realized and unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Foreign Currency Transactions — Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date. The value of all assets and liabilities denominated in foreign currencies is translated daily into US dollars at the exchange rate of such currencies against the US dollar. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund generally does not bifurcate that portion of realized gains and losses on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices. These realized gains and losses are included on the “Statement of operations” under “Net realized gain (loss) on investments.” The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.

19

Notes to financial statements

Delaware Select Growth Fund

1. Significant Accounting Policies (continued)

Use of Estimates — The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other — Expenses directly attributable to the Fund are charged directly to the Fund. Other expenses common to various funds within the Delaware Funds by Macquarie®  (Delaware Funds) are generally allocated among such funds on the basis of average net assets. Management fees and certain other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Realized gains and losses from investment transactions are recorded on an identified cost basis and includes proceeds from litigation, if any. Taxable non-cash dividends are recorded as dividend income. Distributions received from investments in real estate investment trusts are recorded as dividend income on the ex-dividend date, which are estimated, subject to reclassification upon notice of the character of such distributions by the issuer. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Fund is aware of such dividends, net of all tax withholdings, a portion of which may be reclaimable. Withholding taxes and reclaims on foreign dividends have been recorded in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. The Fund files withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. The Fund may record a reclaim receivable based on collectability, which includes factors such as the jurisdiction’s applicable laws, payment history and market convention. The “Statement of operations” includes tax reclaims recorded as well as professional and other fees, if any, associated with recovery of foreign withholding taxes. The Fund declares and pays dividends from net investment income and distributions from net realized gain on investments, if any, at least annually. The Fund may distribute more frequently, if necessary for tax purposes. Dividends and distributions, if any, are recorded on the ex-dividend date.

The Fund receives earnings credits from its transfer agent when positive cash balances are maintained, which may be used to offset transfer agent fees. If the amount earned is greater than $1, the expenses paid under this arrangement are included on the “Statement of operations” under “Dividend disbursing and transfer agent fees and expenses” with the corresponding expenses offset included under “Less expenses paid indirectly.”

2. Investment Management, Administration Agreements, and Other Transactions with Affiliates

In accordance with the terms of its investment management agreement, the Fund pays DMC, a series of Macquarie Investment Management Business Trust and the investment manager, an

20

annual fee which is calculated daily and paid monthly at the rates of 0.75% on the first $500 million of average daily net assets of the Fund, 0.70% on the next $500 million, 0.65% on the next $1.5 billion, and 0.60% on average daily net assets in excess of $2.5 billion.

Effective February 27, 2024, DMC has contractually agreed to waive all or a portion of its investment advisory fees and/or pay/reimburse expenses (excluding any distribution and service (12b-1) fees, acquired fund fees and expenses, taxes, interest, short sale dividend and interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations), in order to prevent total annual fund operating expenses from exceeding 0.89% of the Fund’s average daily net assets through February 26, 2025. Prior to February 27, 2024, DMC contractually agreed to waive all or a portion of its investment advisory fees and/or pay/reimburse expenses to 0.89% of the Fund’s average daily net assets. These waivers and reimbursements may only be terminated by agreement of DMC and the Fund. The waivers and reimbursements are accrued daily and received monthly.

After consideration of class specific expenses, including 12b-1 fees, the class level operating expense limitation as a percentage of average daily net assets from February 27, 2024 through February 26, 2025, unless terminated by agreement of DMC and the Fund, is as follows:

Operating expense limitation as a percentage of average daily net assets
Class A	Class C	Class R	Institutional Class
1.14%*	1.89%*	1.39%*	0.89%*
*	Prior to February 27, 2024, the expense limitation for the Fund were as follows for Class A, Class C, Class R, and Institutional Class shares, respectively: 1.15%, 1.90%, 1.40% and 0.90%.

DMC entered into a Sub-Advisory Agreement on behalf of the Fund with Macquarie Investment Management Global Limited, which is an affiliate of DMC (Affiliated Sub-Advisor). Pursuant to the terms of the Sub-Advisory Agreement, the investment sub-advisory fee is paid by DMC to the Affiliated Sub-Advisor based on the extent to which the Affiliated Sub-Advisor provides services to the Fund.

Delaware Investments Fund Services Company (DIFSC), an affiliate of DMC, provides fund accounting and financial administrative oversight services to the Fund. For these services, DIFSC’s fees are calculated daily and paid monthly, based on the aggregate daily net assets of all funds within the Delaware Funds at the following annual rates: 0.0050% of the first $60 billion; 0.00475% of the next $30 billion; and 0.0015% of aggregate average daily net assets in excess of $90 billion (Total Fee). Each fund in the Delaware Funds pays a minimum of $4,000, which, in aggregate, is subtracted from the Total Fee. Each fund then pays its portion of the remainder of the Total Fee on a relative NAV basis. This amount is included on the “Statement of operations” under “Accounting and administration expenses.” For the six months ended April 30, 2024, the Fund paid $6,591 for these services.

21

Notes to financial statements

Delaware Select Growth Fund

2. Investment Management, Administration Agreements, and Other Transactions with Affiliates (continued)

DIFSC is also the transfer agent and dividend disbursing agent of the Fund. For these services, DIFSC’s fees are calculated daily and paid monthly, based on the aggregate daily net assets of the retail funds within the Delaware Funds at the following annual rates: 0.014% of the first $20 billion; 0.011% of the next $5 billion; 0.007% of the next $5 billion; 0.004% of the next $20 billion; 0.002% of the next $25 billion; and 0.0015% of average daily net assets in excess of $75 billion. The fees payable to DIFSC under the shareholder services agreement described above are allocated among all retail funds in the Delaware Funds on a relative NAV basis. This amount is included on the “Statement of operations” under “Dividend disbursing and transfer agent fees and expenses.” For the six months ended April 30, 2024, the Fund paid $6,783 for these services. Pursuant to a sub-transfer agency agreement between DIFSC and BNY Mellon Investment Servicing (US) Inc. (BNYMIS), BNYMIS provides certain sub-transfer agency services to the Fund. Sub-transfer agency fees are paid by the Fund and are also included on the “Statement of operations” under “Dividend disbursing and transfer agent fees and expenses.” The fees are calculated daily and paid as invoices on a monthly or quarterly basis.

Pursuant to a distribution agreement and distribution plan, the Fund pays DDLP, the distributor and an affiliate of DMC, an annual 12b-1 fee of 0.25%, 1.00%, and 0.50% of the average daily net assets of the Class A, Class C, and Class R shares, respectively. The fees are calculated daily and paid monthly. Institutional Class shares do not pay 12b-1 fees.

As provided in the investment management agreement, the Fund bears a portion of the cost of certain resources shared with DMC, including the cost of internal personnel of DMC and/or its affiliates that provide legal and regulatory reporting services to the Fund. For the six months ended April 30, 2024, the Fund paid $3,093 for internal legal and regulatory reporting services provided by DMC and/or its affiliates’ employees. This amount is included on the “Statement of operations” under “Legal fees.”

For the six months ended April 30, 2024, DDLP earned $3,877 for commissions on sales of the Fund’s Class A shares. For the six months ended April 30, 2024, DDLP received gross CDSC commissions of $3 and $22 on redemptions of the Fund’s Class A and Class C shares, respectively, and these commissions were entirely used to offset upfront commissions previously paid by DDLP to broker/dealers on sales of those shares.

Trustees’ fees include expenses accrued by the Fund for each Trustee’s retainer and meeting fees. Certain officers of DMC, DIFSC, and DDLP are officers and/or Trustees of the Trust. These officers and Trustees are paid no compensation by the Fund.

22

3. Investments

For the six months ended April 30, 2024, the Fund made purchases and sales of investment securities other than short-term investments and US government securities as follows:

Purchases	$6,256,731
Sales	19,851,647

At April 30, 2024, the cost and unrealized appreciation (depreciation) of investments for federal income tax purposes have been estimated since final tax characteristics cannot be determined until fiscal year end. At April 30, 2024, the cost and unrealized appreciation (depreciation) of investments for the Fund were as follows:

Cost of investments	$164,427,958
Aggregate unrealized appreciation of investments	$41,347,532
Aggregate unrealized depreciation of investments	(3,156,729)
Net unrealized appreciation of investments	$38,190,803

For federal income tax purposes, capital loss carryforwards may be carried forward and applied against future capital gains. At October 31, 2023, the Fund had capital loss carryforwards available to offset future realized capital gains as follows:

Loss carryforward character
Short-term	Long-term	Total
$37,028,365	$18,937,458	$55,965,823

US GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized as follows:

Level 1 –	Inputs are quoted prices in active markets for identical investments. (Examples: equity securities, open-end investment companies, futures contracts, and exchange-traded options contracts)
Level 2 –	Other observable inputs, including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or
23

Notes to financial statements

Delaware Select Growth Fund

3. Investments (continued)

liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates) or other market-corroborated inputs. (Examples: debt securities, government securities, swap contracts, forward foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, and fair valued securities)
Level 3 –	Significant unobservable inputs, including the Fund’s own assumptions used to determine the fair value of investments. (Examples: broker-quoted securities and fair valued securities)

Level 3 investments are valued using significant unobservable inputs. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity, and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of April 30, 2024:

Level 1
Securities
Assets:
Common Stocks	$202,618,761

During the six months ended April 30, 2024, there were no transfers into or out of Level 3 investments. The Fund’s policy is to recognize transfers into or out of Level 3 investments based on fair value at the beginning of the reporting period.

A reconciliation of Level 3 investments is presented when the Fund has a significant amount of Level 3 investments at the beginning or end of the period in relation to the Fund’s net assets. As of April 30, 2024, there were no Level 3 investments.

24

4. Capital Shares

Transactions in capital shares were as follows:

	Six months ended 4/30/24	Year ended 10/31/23
Shares sold:
Class A	172,401	1,052,685
Class C	59,411	36,251
Class R	1,754	4,647
Institutional Class	66,790	322,838
	300,356	1,416,421

Shares redeemed:
Class A	(614,650)	(1,551,391)
Class C	(45,722)	(97,952)
Class R	(6,546)	(23,988)
Institutional Class	(130,639)	(533,193)
	(797,557)	(2,206,524)
Net decrease	(497,201)	(790,103)

Certain shareholders may exchange shares of one class for shares of another class in the same Fund. These exchange transactions are included in shares sold and shares redeemed in the table above and on the “Statements of changes in net assets.” For the six months ended April 30, 2024 and the year ended October 31, 2023, the Fund had the following exchange transactions:

	Exchange Redemptions			Exchange Subscriptions
	Class A Shares	Class C Shares	Institutional Class Shares	Class A Shares	Institutional Class Shares	Value
Six months ended
4/30/24	15,601	2,514	—	996	13,059	$430,705
Year ended
10/31/23	163,062	8,358	204	3,576	136,847	3,347,738

5. Line of Credit

The Fund, along with certain other funds in the Delaware Funds (Participants), is a participant in a $335,000,000 revolving line of credit (Agreement) intended to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the Agreement, the Participants are charged an annual commitment fee of 0.15%, which is allocated across the Participants based on a weighted average of the respective net assets of each Participant. The Participants are permitted to borrow up to a maximum of one-third of their net assets under the Agreement. Each Participant is individually, and not jointly, liable for its

25

Notes to financial statements

Delaware Select Growth Fund

5. Line of Credit (continued)

particular advances, if any, under the line of credit. The line of credit available under the Agreement expires on October 28, 2024.

The Fund had no amounts outstanding as of April 30, 2024, or at any time during the period then ended.

6. Securities Lending

The Fund, along with other funds in the Delaware Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with The Bank of New York Mellon (BNY Mellon). At the time a security is loaned, the borrower must post collateral equal to the required percentage of the market value of the loaned security, including any accrued interest. The required percentage is: (1) 102% with respect to US securities and foreign securities that are denominated and payable in US dollars; and (2) 105% with respect to foreign securities. With respect to each loan, if on any business day the aggregate market value of securities collateral plus cash collateral held is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral by the end of the following business day, which, together with the collateral already held, will be not less than the applicable initial collateral requirements for such security loan. If the aggregate market value of securities collateral and cash collateral held with respect to a security loan exceeds the applicable initial collateral requirement, upon the request of the borrower, BNY Mellon must return enough collateral to the borrower by the end of the following business day to reduce the value of the remaining collateral to the applicable initial collateral requirement for such security loan. As a result of the foregoing, the value of the collateral held with respect to a loaned security on any particular day, may be more or less than the value of the security on loan. The collateral percentage with respect to the market value of the loaned security is determined by the security lending agent.

Cash collateral received by the Fund is generally invested in an individual separate account. The investment guidelines permit each separate account to hold certain securities that would be considered eligible securities for a money market fund. Cash collateral received is generally invested in government securities; certain obligations issued by government sponsored enterprises; repurchase agreements collateralized by US Treasury securities; obligations issued by the central government of any Organization for Economic Cooperation and Development (OECD) country or its agencies, instrumentalities, or establishments; obligations of supranational organizations; commercial paper, notes, bonds, and other debt obligations; certificates of deposit, time deposits, and other bank obligations; certain money market funds; and asset-backed securities. The Fund can also accept US government securities and letters of credit (non-cash collateral) in connection with securities loans.

In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and

26

provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Fund or, at the discretion of the lending agent, replace the loaned securities. The Fund continues to record dividends or interest, as applicable, on the securities loaned and is subject to changes in value of the securities loaned that may occur during the term of the loan. The Fund has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, the Fund receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Fund, the security lending agent, and the borrower. The Fund records security lending income net of allocations to the security lending agent and the borrower.

The Fund may incur investment losses as a result of investing securities lending collateral. This could occur if an investment in the collateral investment account defaulted or became impaired. Under those circumstances, the value of the Fund’s cash collateral account may be less than the amount the Fund would be required to return to the borrowers of the securities and the Fund would be required to make up for this shortfall.

At April 30, 2024, the Fund had no securities out on loan.

7. Credit and Market Risks

The impact of COVID-19, and other infectious illness outbreaks that may arise in the future, could adversely affect the economies of many nations or the entire global economy, individual issuers and capital markets in ways that cannot necessarily be foreseen.

Investments in equity securities in general are subject to market risks that may cause their prices to fluctuate over time. Fluctuations in the value of equity securities in which the Fund invests will cause the NAV of the Fund to fluctuate.

The Fund invests in growth stocks (such as those in the information technology sector), which reflect projections of future earnings and revenue. These prices may rise or fall dramatically depending on whether those projections are met. These companies’ stock prices may be more volatile, particularly over the short term.

The Fund invests a significant portion of its assets in large- and medium-sized companies and may be subject to certain risks associated with ownership of securities of such companies. Investments in medium-sized companies may be more volatile than investments in larger companies for a number of reasons, which include limited financial resources or a dependence on narrow product lines.

The Fund may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A promulgated under the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Board has delegated to DMC the day-to-day

27

Notes to financial statements

Delaware Select Growth Fund

7. Credit and Market Risks (continued)

functions of determining whether individual securities are liquid for purposes of the Fund’s limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s 15% limit on investments in illiquid securities. As of April 30, 2024, there were no Rule 144A securities held by the Fund.

8. Contractual Obligations

The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of loss to be remote.

9. Reorganization

On January 16, 2024, the Board approved the reorganization of the Fund into and with a substantially similar fund and class of another Delaware Fund (the “Reorganization”) as shown in the table below:

Acquired Fund	Acquiring Fund
Delaware Select Growth Fund, a series of the Trust	Delaware Ivy Large Cap Growth Fund, a series of Ivy Funds

Acquired Fund shareholders approved the Reorganization at a special shareholder meeting held on April 30, 2024. The Reorganization occured on June 7, 2024.

10. Subsequent Events

Management has determined that no material events or transactions occurred subsequent to April 30, 2024, that would require recognition or disclosure in the Fund’s financial statements.

28

Other Fund information (Unaudited)

Delaware Select Growth Fund

Proxy Results

At a special shareholder meeting held on April 30, 2024, Fund shareholders approved the reorganization of the Fund into Delaware Ivy Large Cap Growth Fund. The results of the voting at the meeting were as follows:

For	Against	Abstain
3,917,970	97,106	511,637

Form N-PORT and proxy voting information

A Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-PORT. The Form N-PORT, as well as a description of the policies and procedures that a Fund uses to determine how to vote proxies (if any) relating to portfolio securities, is available without charge (i) upon request, by calling 800 523-1918; and (ii) on the SEC’s website at sec.gov. In addition, a description of the policies and procedures that a Fund uses to determine how to vote proxies (if any) relating to portfolio securities and the Schedule of Investments included in the Fund’s most recent Form N-PORT are available without charge on the Fund’s website at delawarefunds.com/literature.

Information (if any) regarding how a Fund voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through the Fund’s website at delawarefunds.com/proxy; and (ii) on the SEC’s website at sec.gov.

29

Item 2.	Code of Ethics

Not applicable.

Item 3.	Audit Committee Financial Expert

Not applicable.

Item 4.	Principal Accountant Fees and Services

Not applicable.

Item 5.	Audit Committee of Listed Registrants

Not applicable.

Item 6.	Investments
(a)	Included as part of report to shareholders filed under Item 1 of this Form N-CSR.
(b)	Divestment of securities in accordance with Section 13(c) of the Investment Company Act of 1940.

Not applicable.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers

Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders

Not applicable.

Item 11.	Controls and Procedures

The registrant’s principal executive officer and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing of this report, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940 (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b)

under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)) and provide reasonable assurance that the information required to be disclosed by the registrant in its reports or statements filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission.

There were no significant changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d)) that occurred during the period covered by the report to stockholders included herein that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13.	Recovery of Erroneously Awarded Compensation

Not applicable.

Item 14.	Exhibits
(a)	(1)	Code of Ethics

Not applicable.

(2) Certifications of Principal Executive Officer and Principal Financial Officer pursuant to Rule 30a-2 under the Investment Company Act of 1940 are attached hereto as Exhibit 99.CERT.

(3) Written solicitations to purchase securities pursuant to Rule 23c-1 under the Securities Exchange Act of 1934.

Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are furnished herewith as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf, by the undersigned, thereunto duly authorized.

VOYAGEUR MUTUAL FUNDS III

/s/SHAWN K. LYTLE
By:	Shawn K. Lytle
Title:	President and Chief Executive Officer
Date:	June 27, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/SHAWN K. LYTLE
By:	Shawn K. Lytle
Title:	President and Chief Executive Officer
Date:	June 27, 2024

/s/RICHARD SALUS
By:	Richard Salus
Title:	Chief Financial Officer
Date:	June 27, 2024